Expenses by nature (Tables)	12 Months Ended
Sep. 30, 2022
Expenses by nature [abstract]
Disclosure of detailed information about expenses by nature [Table Text Block]
	Year ended	Year ended	Nine months
	September 30,	September 30,	ended
	2022	2021	September 30,
Employee benefits	$4,883,062	$4,746,316	$1,161,071
Advertising and promotion	1,352,750	1,914,630	220,946
Consulting fees	1,315,917	1,138,782	620,295
Professional fees	1,028,240	778,337	190,398
Travel and conferences	518,140	246,418	112,360
R&D consulting and material costs, net	420,378	482,348	100,483
Depreciation and amortization	326,491	140,990	103,397
Other expenses	266,822	252,961	106,006
Insurance	236,150	154,931	-
Transfer agent and listing fees	94,885	110,769	-
Royalty and license costs	-	287,000	-
M&A costs	-	-	1,561,860
Total expenses	10,442,835	10,253,482	4,176,816
Allocation to cost of sales:
Employee benefits	(166,706)	(574,018)	(71,105)
Total operating expenses	$10,276,129	$9,679,464	$4,105,711